Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Dividend Income
Loans, including fees	$ 606,966	$ 526,706	$ 488,936
Mortgage loans held for sale, including fees	6,164	5,153	5,108
Investment securities:
Taxable interest	47,380	38,815	31,562
Tax-exempt interest	5,785	5,862	6,668
Amortization of FDIC loss share receivable	(23,500)	(74,617)	(97,849)
Other	4,063	2,896	2,772
Total interest and dividend income	646,858	504,815	437,197
Deposits:
NOW and MMDA	27,226	18,483	18,933
Savings	740	325	309
Time deposits	19,137	14,282	16,604
Short-term borrowings	797	1,364	490
Long-term debt	11,200	10,250	10,617
Total interest expense	59,100	44,704	46,953
Net interest income	587,758	460,111	390,244
Provision for loan losses	30,908	19,060	5,145
Net interest income after provision for loan losses	556,850	441,051	385,099
Non-interest Income
Mortgage income	81,122	51,797	64,197
Service charges on deposit accounts	42,197	35,573	28,871
Title revenue	22,837	20,492	20,526
Broker commissions	17,592	18,783	16,333
ATM/debit card fee income	13,989	12,023	9,510
Income from bank owned life insurance	4,356	5,473	3,647
Gain on sale of available for sale securities	1,575	771	2,277
Other non-interest income	36,725	28,716	23,597
Total non-interest income	220,393	173,628	168,958
Non-interest Expense
Salaries and employee benefits	322,586	259,086	244,984
Net occupancy and equipment	68,541	59,571	58,037
Impairment of FDIC loss share receivables and other long-lived assets	6,954	6,437	37,893
Communication and delivery	13,506	12,029	12,024
Marketing and business development	13,176	11,707	10,143
Data processing	34,424	27,249	17,853
Amortization of acquisition intangibles	7,811	5,807	4,720
Professional services	22,368	18,975	18,217
Costs of OREO property, net	748	2,748	1,943
Credit and other loan related expense	16,653	13,692	15,853
Insurance	16,670	14,359	11,272
Travel and entertainment	9,525	9,033	8,126
Other non-interest expense	37,343	32,921	31,731
Total non-interest expense	570,305	473,614	472,796
Income before income tax expense	206,938	141,065	81,261
Income tax expense	64,094	35,683	16,133
Net Income	142,844	105,382	65,128
Income Available to Common Shareholders - Basic	142,844	105,382	65,128
Earnings Allocated to Unvested Restricted Stock	(1,680)	(1,651)	(1,205)
Earnings Allocated to Common Shareholders	$ 141,164	$ 103,731	$ 63,923
Earnings per common share - Basic (in usd per share)	$ 3.69	$ 3.31	$ 2.20
Earnings per common share - Diluted (in usd per share)	3.68	3.30	2.20
Cash dividends declared per common share (in usd per share)	$ 1.36	$ 1.36	$ 1.36
Comprehensive Income
Net Income	$ 142,844	$ 105,382	$ 65,128
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during the period (net of tax effects of $4,374, $13,202, and $21,733, respectively)	(8,124)	24,517	(40,362)
Reclassification adjustment for gains included in net income (net of tax effects of $551, $270 and $797, respectively)	(1,024)	(501)	(1,480)
Unrealized gains (losses) on securities, net of tax	(9,148)	24,016	(41,842)
Fair value of derivative instruments designated as cash flow hedges:
Change in fair value of derivative instruments designated as cash flow hedges during the period (net of tax effects of $20, $0 and $334, respectively)	38	0	619
Reclassification adjustment for losses included in net income (net of tax effects of $0, $0 and $136, respectively)	0	0	255
Fair value of derivative instruments designated as cash flow hedges, net of tax	38	0	874
Other comprehensive income (loss), net of tax	(9,110)	24,016	(40,968)
Comprehensive income	$ 133,734	$ 129,398	$ 24,160